Preferred Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 02, 2018	Jun. 19, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 24, 2015
Preferred stock conversion price per share			$ 9.72
Preferred stock dividend rate percentage				8.00%	8.00%
Market price per share on the date of issuance			$ 10.29
Beneficial conversion feature on series a convertible preferred stock			$ 3,392
Reduction in preferred stock			$ 2,035
Preferred stock, dividend payment terms		Board of Directors declared a dividend payment on the Series A Preferred Stock of $1,425 for the period from March 15, 2018 to March 31, 2018 and for the period from April 1, 2018 to June 30, 2018. The dividend was paid on July 2, 2018 to the holders.
Dividend payment on preferred stock	$ 1,425
Measurement Input, Price Volatility [Member]
Fair value assumptions, measurement input, percentages			39.00%
Measurement Input, Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages			2.61%
Measurement Input, Expected Dividend Rate [Member]
Fair value assumptions, measurement input, percentages			0.00%
Placement Agent [Member]
Warrant to purchase common shares			178,882
Warrant exercise price			$ 11.50
Aggregate offering costs			$ 2,981
Fair value of warrants			$ 632
Warrant term			5 years
Common Stock [Member]
Warrant to purchase common shares						200,000
Warrant exercise price						$ 11.50
Warrant redemption price per share			$ 0.01
Common Stock [Member] | Exceeds Price Point [Member]
Common stock market price per share			24.00
Series A Preferred Stock [Member]
Weighted average price trading price after second anniversary force conversion			$ 25.00
Warrant to purchase common shares			596,273
Warrant exercise price			$ 11.50
Private Placement [Member]
Sale of stock consideration			$ 94,800
Private Placement [Member] | Series A Preferred Stock [Member]
Number of shares issued			600,000
Number of shares issued, value			$ 60,000
Preferred stock conversion price per share			$ 10.0625
Preferred stock dividend rate percentage			8.00%
Issue price of preferred stock			$ 100
Dividend rate description			Accrued and unpaid dividends, until paid in full in cash, will accrue at the then applicable Dividend Rate plus 2%. The Dividend Rate will be increased to 11% per annum, compounded quarterly, in the event that the Company’s senior indebtedness less unrestricted cash during any trailing twelve-month period ending at the end of any fiscal quarter is greater than 2.25 times earnings before interest, taxes, depreciation and amortization (“EBITDA”). The Dividend Rate will be reset to 8% at the end of the first fiscal quarter when the Company’s senior indebtedness less unrestricted cash during the trailing twelve-month period ending at the end of such quarter is less than 2.25 times EBITDA.
Private Placement [Member] | Series A Preferred Stock [Member] | Board of Directors [Member]
Number of preferred stock owned			500,000
Private Placement [Member] | Series A Preferred Stock [Member] | Maximum [Member]
Preferred stock dividend rate percentage			11.00%